LEGAL SETTLEMENTS, ACQUISITION AND RESTRUCTURING COSTS (Details) (USD $) In Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Legal Settlements Acquisition And Restructuring Expenses And Impairment [Abstract]
Merger And Acquisition Costs	$ 7	$ 6	$ 17	$ 21
Legal settlements	(1)	(1)	216	(7)
Impairment of long-lived assets	16	27	30	30
Restructuring expenses	29	21	89	34
Total	$ 51	$ 53	$ 352	$ 78